Organization and Principal Activities	6 Months Ended
Jun. 30, 2026
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Reorganization and reclassification of Class A, Class B and Class C ordinary shares

On October 8, 2024, Mega Matrix Inc. (“MPU Cayman” or the “Company”), Mega Matrix Corp. (“MPU DE”, formerly “AeroCentury Corp.” and “ACY”), a Delaware corporation, and MPU Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of MPU Cayman (“MPU Merger Sub”) effected a redomicile merger (the “Redomicile Merger”). As a result, MPU Merger Sub merged with and into MPU DE, with MPU DE surviving as a wholly-owned subsidiary of MPU Cayman, pursuant to the Third Amended and Restated Agreement and Plan of Merger, dated May 31, 2024 (the “Merger Agreement”), which Merger Agreement was approved by MPU DE stockholders on September 25, 2024. Pursuant to the Redomicile Merger and as approved by the NYSE American, MPU Cayman’s Class A Shares are now listed on the NYSE American under the symbol “MPU.” At the time of the Redomicile Merger, the CUSIP/ISIN number relating to the Class A Shares of MPU Cayman was G6005C 108/ KYG6005C1087. Prior to the Redomicile Merger, shares of MPU DE’s common stock were registered pursuant to Section 12(b) of the Exchange Act, and listed on the NYSE American under the symbol “MPU.” As a result of the Redomicile Merger, each issued and outstanding share of MPU DE’s common stock acquired prior to October 8, 2024 has been exchanged for one MPU Cayman Class A Share. The Redomicile Merger does not have accounting impact on the consolidated financial statements. Following the 2026 Share Consolidation (defined below), the CUSIP number for the Class A Shares is G6005C116.

On December 10, 2024, the Company entered into a share repurchase agreement (“Repurchase Agreement”) and a share subscription agreement (“Subscription Agreement”) with Mr. Yucheng Hu, the Company’s Chairman and Chief Executive Officer, pursuant to which the Company effected a reclassification (“Reclassification”) through an issuance of 5,933,700 Class B ordinary shares, par value $0.001 (“Class B Shares”) to Mr. Hu at par value concurrent with the repurchase of 5,933,700 Class A ordinary shares, par value $0.001 (“Class A Shares”) held by Mr. Hu at par value in accordance with the Companies Act (As Revised) of the Cayman Islands and the applicable memorandum and articles of association. The repurchased Class A Shares shall be cancelled and available for future issuance, without affecting the Company’s authorized share capital. The closing of the Repurchase occurred on December 10, 2024.

At the time of the Redomicile Merger, MPU Cayman was authorized to issue shares totaling US$120,000, divided into (i) 100,000,000 Class A Shares of par value US$0.001 each, (ii) 10,000,000 Class B Shares of par value US$0.001 each and (iii) 10,000,000 Preferred Shares of par value US$0.001 each. The board of directors of MPU Cayman is authorized to issue the Preferred Shares in different classes and series and, with respect to each class or series, to determine the designations, powers, preferences, privileges and other rights, including dividend rights, conversion rights, terms of redemption and liquidation preferences, any or all of which may be greater than the powers and rights associated with the Ordinary Shares, at such times and on such other terms as they think proper.

Upon the completion of the Redomicile Merger, MPU Cayman issued approximately 40,470,084 Class A Shares in the Redomicile Merger and the one Class A Share issued and outstanding prior to the Redomicile Merger has been cancelled. At that time, there were no Class B Shares or Preferred Shares outstanding. The Company believed that it was appropriate to reflect the above transactions on a retroactive basis pursuant to ASC 260, Earnings Per Share. The Company has retroactively adjusted all share and per share data for all periods presented. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first year presented in the consolidated financial statements.

On August 15, 2025, the Company’s shareholders approved an increase of the share capital to US$1,110,000, divided into: (i) 1,000,000,000 class A ordinary shares of par value US$0.001 each, (ii) 50,000,000 class B ordinary shares of par value US$0.001 each, (iii) 50,000,000 class C ordinary shares of par value US$0.001 each, and (iv) 10,000,000 preferred shares of par value US$0.001 each, by an addition of 900,000,000 class A ordinary shares of par value US$0.001 each, and 40,000,000 class B ordinary shares of par value US$0.001 each, and the creation of a new share class comprising of 50,000,000 class C ordinary shares of par value US$0.001 each.

On September 2, 2025, Mr. Yucheng Hu, Chairman of the Board of Directors and a shareholder of the Company, submitted a notice of conversion pursuant to the Company’s Third Amended and Restated Memorandum and Articles of Association (“MAA”), requesting to convert 3,123,723 Class B ordinary shares, par value $0.001 per share (“Class B Shares”), into 3,123,723 Class C ordinary shares, par value $0.001 per share (“Class C Shares”) (the “Conversion”). Each Class B Share is convertible into one (1) Class A ordinary share, par value $0.001 (“Class A Share”), or one (1) Class C Share, at the option of the holder. Each Class C Share is convertible into one (1) Class A Share at the option of the holder. Each Class A Share shall be entitled to one (1) vote, each Class B Share shall be entitled to one hundred (100) votes, and each Class C Share shall be entitled to fifty (50) votes. On September 3, 2025, Mr. Hu entered into a share transfer agreement, pursuant to which he agreed to transfer 2,290,390 Class C Shares to Mr. Yaman Demir, a director of the Company, at par value and as permitted under the MAA (the “Transfer”). The Conversion and the Transfer closed on September 22, 2025.

On September 1, 2026, the Company’s shareholders approved a proposal, as an ordinary resolution, that (a) all the Company’s class A ordinary shares, class B ordinary shares and class C ordinary shares of par value USD0.001 each, whether issued or unissued (collectively, the “Shares”), be consolidated at a ratio of twenty (20) Shares into one (1) Share of par value USD0.02, with the consolidated Shares having the same rights and being subject to the same restrictions (other than the change in par value) as the existing Shares of the relevant class under the Company’s then-existing memorandum and articles of association (the “Share Consolidation”); (b) the Company’s authorized share capital be altered from USD1,110,000 divided into 1,000,000,000 class A ordinary shares of par value USD0.001 each, 50,000,000 class B ordinary shares of par value USD0.001 each, 50,000,000 class C ordinary shares of par value USD0.001 each, and 10,000,000 preferred shares of par value USD0.001 each to USD1,110,000 divided into 50,000,000 class A ordinary shares of par value USD0.02 each, 2,500,000 class B ordinary shares of par value USD0.02 each, 2,500,000 class C ordinary shares of par value USD0.02 each, and 10,000,000 preferred shares of par value USD0.001 each as a result of the Share Consolidation; (c) no fractional Shares be issued in connection with the Share Consolidation and, in the event that a shareholder would otherwise be entitled to receive a fractional Share upon the Share Consolidation, the total number of Shares to be received by such shareholder be rounded up to the next whole Share; (d) the Share Consolidation shall take effect from September 15, 2026; and (e) any one director or officer of the Company be and is hereby authorized, for and on behalf of the Company, to do all such other acts or things necessary or desirable to implement, carry out and give effect to the Share Consolidation, if and when deemed advisable by the Board in its sole discretion.

On September 15, 2026, the Company, at the authorization of the Board of Directors, effected a share consolidation at a ratio of 1 post-split ordinary share for every 20 pre-split ordinary shares (the “2026 Share Consolidation”). At the effective time of the Share Consolidation, the authorized share capital of the Company was amended from USD1,110,000 divided into 1,000,000,000 class A ordinary shares of par value USD0.001 each, 50,000,000 class B ordinary shares of par value USD0.001 each, 50,000,000 class C ordinary shares of par value USD0.001 each, and 10,000,000 preferred shares of par value USD0.001 each to USD1,110,000 divided into 50,000,000 class A ordinary shares of par value USD0.02 each, 2,500,000 class B ordinary shares of par value USD0.02 each, 2,500,000 class C ordinary shares of par value USD0.02 each, and 10,000,000 preferred shares of par value USD0.001. Share and per-share data in the financial statements have been retroactively adjusted for the 2026 Share Consolidation. Historical transaction descriptions stating pre-consolidation par values represent pre-consolidation amounts unless otherwise indicated.

The major subsidiaries of the Company as of June 30, 2026 are summarized as below:

	Later of date of
	incorporation or	Place of	% of	Principal
Name of Subsidiaries	Acquisition	Incorporation	Ownership	Activities
Major subsidiaries:
FunVerse Holding Limited	January 7, 2024	BVI	100%	Investment holding
Yuder Pte. Ltd.	January 7, 2024	Singapore	100%	Short drama streaming platform
Bona Box FZ LLC	September 24, 2024	Abu Dhabi	100%	Short drama streaming platform
Saving Digital Pte. Ltd.	August 31, 2022	Singapore	100%	ETH staking
Marsprotocol Technologies Pte. Ltd.	March 1, 2023	Singapore	100%	Investment holding
Pure Holding Limited (formerly known as “FunVerse Holding Inc”)	September 24, 2025	Cayman	100%	Investment holding